Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP020 [Member]
Accounting Policy [Line Items]
Summary of Accounting Policy [Text Block]	SUMMARY OF ACCOUNTING POLICIES
The following accounting policies, which conform with generally accepted accounting principles in the United States of America (GAAP), have been used consistently in the preparation of the Plan’s financial statements:
Basis of Accounting
The financial statements of the Plan are prepared using the accrual basis of accounting.
Use of Estimates
The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan is a participant in the Master Trust as described in Note 5. Investments held in the Master Trust are stated at fair value and are allocated to the Plan specifically in relation to the fair value of the assets assigned to the Plan. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Committee determines the Master Trust’s valuation policies utilizing information provided by the trustee. See Note 6 for discussion of fair value measurements.
Purchases and sales of investments in the Master Trust are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. The Master Trust’s net appreciation includes the Master Trust’s gains and losses on investments bought and sold as well as held during the year. See Note 5 for the Plan’s interest in the Master Trust, as well as the Master Trust’s investment income.
Contributions
Contributions from Plan participants and the Company Matching Contributions, if applicable, are recorded in the year in which the employee’s contributions are withheld from compensation.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.
Risks and Uncertainties
The Plan provides for various investment securities as investment options. Investment securities are exposed to various risks, such as interest, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic, international conflict, trade wars and tariffs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant’s account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Recent Accounting Pronouncements
All applicable pronouncements have been adopted by the Plan. There are no issued pronouncements that will require adoption in future periods.
Subsequent Events
The Plan has evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. Other than described below, the Plan is not aware of any subsequent events that require recognition or disclosure in these financial statements.
Effective January 1, 2026, Joyce/Dayton Corp. Savings Plan and Trust merged into the Plan, and accounts of certain employees under Arconic Corp. Hourly 401(k) Plan and Arconic Corp. Salaried 401(k) Plan (“Arconic plans”) transferred to the Plan. Effective with these changes, approximately $22.2M and $11.4M of assets were received into the Plan, from Joyce/Dayton Corp. Savings Plan and Trust and Arconic plans, respectively. Service for employees of Joyce/Dayton Corp. prior to Graham Holdings Company’s acquisition of Joyce/Dayton Corp. in 2014 will not be treated as service with the Company. As of January 1, 2025, all accounts of active employees that were merged or transferred into the Plan were fully vested in their respective plans.